Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 11,931	$ 12,628	$ 13,135
Measured at FVOCI	[1]	1,194	1,373	1,442
Interest income calculated using effective interest method		13,125	14,001	14,577
Other	[2]	206	214	403
Total interest income	[3]	13,331	14,215	14,980
Measured at amortized cost	[1]	7,693	8,560	9,746
Interest expense calculated using effective interest method		7,693	8,560	9,746
Other	[4]	56	69	61
Total interest expenses		$ 7,749	$ 8,629	$ 9,807

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,125 for the three months ended January 31, 2026 (October 31, 2025 – $14,001; January 31, 2025 – $14,577).
[4]	Includes interest on lease liabilities for the three months ended January 31, 2026 – $31 (October 31, 2025 – $32; January 31, 2025 – $32) and insurance finance expense for the three months ended January 31, 2026 – $8 (October 31, 2025 – $8; January 31, 2025 – $8).